Commitments and Contingencies - Armada - Interim - Additional Information (Detail) - USD ($)					3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 19, 2025	Sep. 30, 2025	Sep. 09, 2025	May 22, 2025	Jun. 30, 2026	Jun. 30, 2026	May 18, 2026	Sep. 30, 2025	Dec. 31, 2025
Commitments And Contingencies Disclosure [Line Items]
Common stock, par value (in usd per share)		$ 0.001			$ 0.001	$ 0.001		$ 0.001	$ 0.001
Underwriting discount per share				$ 0.20
Underwriting commissions cost				$ 4,600,000
Price per unit (in dollars per share)				$ 0.40
Underwriting commissions payable				$ 9,200,000
Armada Acquisition Corp. II
Commitments And Contingencies Disclosure [Line Items]
Common stock, par value (in usd per share)			$ 0.10
Underwriting discount per share				$ 0.20
Underwriting commissions cost				$ 4,600,000
Price per unit (in dollars per share)				$ 0.40
Underwriting commissions payable				$ 9,200,000
Percentage of cash transaction fee		1.00%			1.00%	1.00%		1.00%
Expenses incurred in connection with initial public offering			$ 2,300,000
Fairness opinion fee business combination	$ 450,000
Business combination advisor expense reimbursement	125,000
Fairness opinion initial payment [Member] | Armada Acquisition Corp. II
Commitments And Contingencies Disclosure [Line Items]
Fairness opinion fee business combination	$ 100,000
Service provider agreements [Member] | Armada Acquisition Corp. II
Commitments And Contingencies Disclosure [Line Items]
Accountable fees		$ 20,000				$ 20,000
Monthly fee to investor relation advisor for business combination							$ 8,500
Amount of expenses shall not exceed		300				300
Other expenses					$ 0	0		$ 0
Deferred professional fees expenses		$ 37,564				$ 38,387		$ 37,564
Over-allotment option
Commitments And Contingencies Disclosure [Line Items]
Option for underwriters to purchase additional units term								45 days
Common stock, shares subscribed but unissued		3,000,000		3,000,000				3,000,000
Common stock, par value (in usd per share)				$ 10.00
Over-allotment option | Armada Acquisition Corp. II
Commitments And Contingencies Disclosure [Line Items]
Option for underwriters to purchase additional units term						45 days
Common stock, shares subscribed but unissued				3,000,000	3,000,000	3,000,000
Common stock, par value (in usd per share)				$ 10.00